Schedule of changes in contract acquisition costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Contract acquisition costs, beginning of period	$ 194	$ 114
Additions	27	496
Amortization	(198)	(416)
Contract acquisition costs, end of period	$ 23	$ 194